Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Entities [member]
Acquisition costs:
Proved			$ 98
Unproved	$ 832	$ 903
Exploration costs	787	1,260	1,510
Development costs	9,946	11,806	12,753
Total	11,565	13,969	14,361
Consolidated Entities [member] | Brazil member
Acquisition costs:
Unproved	832	903
Exploration costs	776	1,223	1,459
Development costs	9,685	11,553	12,429
Total	11,293	13,679	13,888
Consolidated Entities [member] | South America [member]
Acquisition costs:
Proved			98
Exploration costs	10	33	44
Development costs	32	23	176
Total	43	56	318
Consolidated Entities [member] | North America [member]
Acquisition costs:
Exploration costs	1	4	6
Development costs	229	230	148
Total	230	234	154
Consolidated Entities [member] | Others [member]
Acquisition costs:
Exploration costs			1
Total			1
Consolidated Entities [member] | Foreign countries [member]
Acquisition costs:
Proved			98
Exploration costs	11	37	51
Development costs	261	253	324
Total	272	290	473
Equity Method Investee [member]
Acquisition costs:
Exploration costs	5	4	5
Development costs	252	294	389
Total	$ 257	$ 298	$ 394